SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS
6.	SHORT-TERM INVESTMENTS

Short-term investments represent structured deposits with maturities of less than one year. Short-term investments balance as of December 31, 2021 and 2022 is denominated in RMB, amounted to RMB 828,867 and RMB 197,058 respectively.